Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure
Commitments under Shipbuilding Contracts and Memorandums of Agreement

	Due to Shipyards /	Due to	Other
Year Ending December 31	Sellers	Manager	Commitments	Total
2018	$26,975	$613	$2,318	$29,906
2019			1,886	1,886
2020			3,305	3,305
2021			1,893	1,893
Total	$26,975	$613	$9,402	$36,990